Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of components of lease expenses
(a) The components of lease expenses were as follows:

	Year ended December 31,
	2020	2021
Lease cost:
Amortization of right-of-use assets	39,371	23,772
Interest of lease liabilities	1,834	1,873
Expenses for short-term leases within 12 months	6,093	—

Total lease cost	47,298	25,645

Schedule of Supplemental Cash Flow information Related to Leases
(b) Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2020	2021
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	39,073	22,122
Right-of-use assets obtained in exchange for lease obligations:	20,449	5,650

Schedule of Supplemental BaIance Sheet information Related to Leases
(c) Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2020	2021
Operating leases
Operating lease right-of-use assets	50,319	26,342

Operating lease liabilities, current	(20,760)	(11,897)
Operating lease liabilities, non-current	(23,756)	(15,985)

Total operating lease liabilities	(44,516)	(27,882)

	As of December 31,
	2020	2021
Weighted-average remaining lease term
Operating leases	2.5 years	2.1 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

Summary of maturities of lease liabilities
(d) Maturities of lease liabilities were as follows:

As of December 31, 2021
2022	13,022
2023	11,481
2024	5,182

Total undiscounted lease payments	29,685
Less: imputed interest	(1,803)

Total lease liabilities	27,882

Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental	(e) Future minimum lease payments for the Group’s operating leases were as follows:

As of December 31, 2021
2022	13,022
2023	11,481
2024	5,182

29,685